CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Class A Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	55	55
Common stock, shares issued (in shares)	32	41
Class B Common Stock
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	5,500	5,000
Common stock, shares issued (in shares)	1,076	1,133
Treasury stock, at cost (in shares)	0	503